Segment and Geographic Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of segment information
The following tables summarize the Company's segment information and the consolidated totals reported (in thousands):

	Three Months Ended June 30,
	2026			2025
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$310,401	$1,734	$312,135	$307,903	$1,975	$309,878
Less:
Depreciation and amortization	88,739	182	88,921	79,179	189	79,368
Interest and debt expense	65,382	721	66,103	58,500	391	58,891
Storage and handling	12,811	—	12,811	10,914	—	10,914
Repair costs	2,586	—	2,586	2,558	—	2,558
Other operating expenses	1,126	—	1,126	1,292	—	1,292
Administrative expenses(1)	25,753	390	26,143	23,972	315	24,287
Other (income) expenses(2)	28	—	28	2,006	—	2,006
Leasing margin	$113,976	$441	$114,417	$129,482	$1,080	$130,562
Net trading margin	—	622	622	—	754	754
Net gain (loss) on sale of leasing equipment	2,008	—	2,008	7,861	—	7,861
Income (loss) before income taxes			$117,047			$139,177
Total assets	$9,609,445	$116,305	$9,725,750	$9,805,199	$96,970	$9,902,169
Purchases of leasing equipment and investments in finance leases(3)	$165,135	$—	$165,135	$79,994	$—	$79,994

	Six Months Ended June 30,
	2026			2025
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$621,002	$3,288	$624,290	$689,072	$3,846	$692,918
Less:
Depreciation and amortization	176,150	362	176,512	207,345	383	207,728
Interest and debt expense	128,210	1,305	129,515	126,379	641	127,020
Storage and handling	26,723	—	26,723	20,982	—	20,982
Repair costs	5,102	—	5,102	5,150	—	5,150
Other operating expenses	2,703	—	2,703	3,451	—	3,451
Administrative expenses(1)	51,722	739	52,461	47,837	576	48,413
Other (income) expenses(2)	542	—	542	2,234	—	2,234
Leasing margin	$229,850	$882	$230,732	$275,694	$2,246	$277,940
Net trading margin	—	1,052	1,052	—	1,348	1,348
Net gain (loss) on sale of leasing equipment	579	—	579	18,555	—	18,555
Income (loss) before income taxes			$232,363			$297,843
Total assets	9,609,445	116,305	9,725,750	9,805,199	96,970	9,902,169
Purchases of leasing equipment and investments in finance leases(3)	$216,636	$—	$216,636	$100,194	$—	$100,194
(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts, unrealized gains or losses on derivative instruments and debt termination expense.
(3)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

Geographic allocation of revenues for the periods indicated based on the customers primary domicile and allocates equipment trading revenue based on the location of sale
The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Total revenues:
Asia	$116,091	$116,750	$231,746	$265,719
Europe	165,180	159,760	329,336	361,827
Americas	13,205	14,803	28,944	31,021
Bermuda	1,125	1,047	2,178	2,195
Other International	16,534	17,518	32,086	32,156
Total	$312,135	$309,878	$624,290	$692,918
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Total equipment trading revenues:
Asia	$2,711	$2,181	$6,625	$4,165
Europe	6,529	2,886	11,327	4,422
Americas	8,459	8,524	15,924	15,275
Bermuda	—	—	—	—
Other International	4,060	2,820	6,980	4,464
Total	$21,759	$16,411	$40,856	$28,326